Great Lakes Large Cap Value Fund
Schedule of Investments
June 30, 2020 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 95.7%
Communication Services - 6.5%
Alphabet, Inc. - Class C *	290	$409,947
Comcast Corp. - Class A	44,053	1,717,186
Walt Disney Co.	5,224	582,528
		2,709,661
Consumer Discretionary - 8.1%
Booking Holdings, Inc. *	374	595,535
BorgWarner, Inc.	44,214	1,560,754
Expedia Group, Inc.	7,791	640,420
Hasbro, Inc.	7,609	570,295
		3,367,004
Consumer Staples - 6.6%
Anheuser-Busch InBev SA/NV - ADR	23,210	1,144,253
Philip Morris International, Inc.	22,940	1,607,176
		2,751,429
Energy - 7.2%
Chevron Corp.	9,930	886,054
Royal Dutch Shell - Class A - ADR	42,907	1,402,630
Schlumberger Ltd.	37,346	686,793
		2,975,477
Financials - 23.2%
American Express Co.	9,654	919,061
Ameriprise Financial, Inc.	3,227	484,179
Bank of America Corp.	42,886	1,018,543
Berkshire Hathaway, Inc. - Class B *	7,859	1,402,910
Chubb Ltd.	9,000	1,139,580
Citigroup, Inc.	18,863	963,899
Discover Financial Services	11,359	568,972
PNC Financial Services Group, Inc.	11,768	1,238,111
Prudential Financial, Inc.	16,219	987,737
RenaissanceRe Holdings, Ltd.	5,253	898,421
		9,621,413
Health Care - 17.3%
AbbVie, Inc.	11,884	1,166,771
Biogen, Inc. *	2,313	618,843
Boston Scientific Corp. *	11,117	390,318
CVS Health Corp.	17,285	1,123,007
McKesson Corp.	6,331	971,302
Merck & Co., Inc.	17,980	1,390,393
UnitedHealth Group, Inc.	5,132	1,513,683
		7,174,317
Industrials - 14.3%
Canadian National Railway Co.	9,030	799,787
Cummins, Inc.	7,342	1,272,075
General Electric Co.	115,688	790,149
Lockheed Martin Corp.	3,289	1,200,222
PACCAR, Inc.	17,409	1,303,064
Wabtec Corp.	9,435	543,173
		5,908,470
Information Technology - 6.4%
Intel Corp.	14,989	896,792
Oracle Corp.	31,736	1,754,049
		2,650,841
Materials - 2.0%
DuPont de Nemours, Inc.	15,848	842,004
Utilities - 4.1%
Ameren Corp.	6,012	423,004
Public Service Enterprise Group, Inc.	25,478	1,252,499
		1,675,503
Total Common Stocks
(Cost $42,175,514)		39,676,119

MONEY MARKET FUND - 4.2%
First American Government Obligations Fund - Class Z, 0.06% ^
Total Money Market Fund
(Cost $1,732,607)	1,732,607	1,732,607

Total Investments - 99.9%
(Cost $43,908,121)		41,408,726
Other Assets and Liabilities, Net - 0.1%		42,714
Total Net Assets - 100.0%		$41,451,440

*	Non-income producing security
^	Variable rate security - The rate shown is the rate in effect as of June 30, 2020.
ADR - American Depositary Receipt
The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of June 30, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$39,676,119	$-	$-	$39,676,119
Money Market Fund	1,732,607	-	-	1,732,607
Total Investments	$41,408,726	$-	$-	$41,408,726

Refer to the Schedule of Investments for further information on the classification of investments.